Related Party Transactions (Details) (USD $)		1 Months Ended	12 Months Ended
	Dec. 31, 2011	May 31, 2010 8th And Vineyard Consolidated Joint Venture [Member] acre	Dec. 31, 2011 Southern California Consolidated Ventures [Member]	Dec. 31, 2009 Shared Services Agreement [Member]
Related Party Transaction [Line Items]
Land held for development (in acres)		19.3
Acquisition price of land		$ 4,700,000
Number of buildings	409		5
Weighted average controlling percentage			48.40%
Weighted average noncontrolling interest controlled by executives			43.70%
Weighted average interest rate held by third party			7.90%
Acquisition price of buildings			46,300,000
Overhead services charges paid				$ 600,000